Supplement to the
Fidelity® Blue Chip Growth Fund
Class K
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

BCF-K-16-01 1.899242.106	December 1, 2016

Supplement to the
Fidelity® Real Estate Income Fund
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

REIA-16-01 1.913960.107	December 1, 2016

Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity® Small Cap Value Fund
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

SCP-SCV-16-02 1.808094.121	December 1, 2016

Supplement to the
Fidelity® Leveraged Company Stock Fund
Class K
September 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

LSF-K-16-01 1.900387.104	December 1, 2016

Supplement to the
Fidelity® OTC Portfolio
Class K
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

OTC-K-16-01 1.899243.105	December 1, 2016

Supplement to the
Fidelity® Leveraged Company Stock Fund
September 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

LSF-16-01 1.751999.116	December 1, 2016

Supplement to the
Fidelity® Small Cap Value Fund
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ASCV-16-03 1.808271.126	December 1, 2016

Supplement to the
Fidelity® Dividend Growth Fund
Class K
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

DGF-K-16-01 1.878257.107	December 1, 2016

Supplement to the
Fidelity® Small Cap Growth Fund
Class A, Class T, Class C and Class I
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

ASCP-16-02 1.808092.122	December 1, 2016

Supplement to the
Fidelity® Real Estate Income Fund
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

REI-16-01 1.798339.112	December 1, 2016

Supplement to the
Fidelity® Growth & Income Portfolio
Class K
September 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the “Fund Summary” section under the heading “Purchase and Sale of Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Buying Shares”.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

GAI-K-16-01 1.890015.106	December 1, 2016